Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 705,617	$ 360,273	$ (10,861)	$ 1,890,290
Adjustments to reconcile net income to net cash used in operating activities:
Formation cost paid by Sponsor in exchange for issuance of Founder Shares			5,000	0
Interest earned on marketable securities held in Trust Account	(7,024,163)	(1,405,427)	0	(3,399,736)
Change in fair value of Convertible Promissory Notes – Related Party	38,199	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	391,815	(612,572)	(2,049)	(588,834)
Prepaid insurance, long-term	24,469	(171,281)	0	(24,469)
Accrued expenses	794,631	60,063	0	30,348
Deferred legal fee payable	2,280,000	28,000	0	160,000
Accrued interest payable	41,773	0
Net cash used in operating activities	(2,747,659)	(1,740,944)	(7,910)	(1,932,401)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	0	(235,750,000)	0	(235,750,000)
Cash withdrawn from Trust Account in connection with redemption	161,041,354	0
Net cash provided by (used in) investing activities	161,041,354	(235,750,000)	0	(235,750,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Anchor Investor	0	6,221	0	6,221
Proceeds from sale of Units, net of underwriting discounts paid	0	225,400,000	0	225,400,000
Proceeds from sale of Private Placement Warrants	0	13,550,000	0	13,550,000
Proceeds from promissory note – Related Party	0	75	240,554	75
Proceeds from convertible promissory notes— Related Party	2,373,952	0
Repayment of promissory note – Related Party	0	(240,629)	0	(240,629)
Payment of offering costs	(85,000)	(417,146)	(232,654)	(417,146)
Redemption of Class A ordinary shares	(161,041,354)	0
Net cash (used in) provided by financing activities	(158,752,402)	238,298,521	7,910	238,298,521
Net Change in Cash	(458,707)	807,577	0	616,120
Cash – Beginning of period	616,120	0	0	0
Cash – End of period	157,413	807,577	0	616,120
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	0	85,000	342,955	85,000
Offering costs paid directly by Sponsor in exchange for the issuance of Class B ordinary shares			20,000	0
Excess fair value of Founder shares attributable to Anchor Investor	0	10,402,810	0	10,402,810
Remeasurement of Class A ordinary shares to redemption amount	0	35,290,170	0	35,290,170
Accretion for Class A ordinary shares to redemption amount	7,024,163	1,405,427	0	3,399,736
Proceeds received from convertible promissory notes in excess of initial fair value	758,814	0
Deferred underwriting fee payable	$ 0	$ 8,050,000	$ 0	$ 8,050,000